As filed with the Securities and Exchange Commission on April  7, 2006
                                     Investment Company Act File number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2006

ITEM 1:  REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
NEW JERSEY                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND, INC.

================================================================================


Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the year ended January 31, 2006.

The Fund had net assets of $146,904,584 and 618 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

/s/ Steven W. Duff





Steven W. Duff
President














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value
  Class A & JP Morgan Select Shares           8/1/05                    1/31/06          Expenses Paid During the Period*
-------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                 $1,009.10                      $4.79
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                 $1,020.44                      $4.81
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value    Ending Account Value    Expenses Paid During the Period*
                                              8/1/05                    1/31/06
-------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                 $1,010.20                      $3.77
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                 $1,021.45                      $3.80
  expenses)
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.95%, 0.75% and 0.95% for the Class A, Class B and JP Morgan Select Shares, respectively, multiplied by the average account value over the period
     (August 1, 2005 through January 31, 2006), multiplied by 184/365 (to reflect the six month period).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Put Bonds (c) (4.58%)                                                                                               VMIG-1
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Plaquemines, LA Port, Harbor & Terminal District
               (International Marine Terminal Project) - Series 1984B
               LOC KBC Bank N.V.                                                03/15/06    2.60%    $  1,000,000    P-1      A1
     260,000   Puerto Rico Industrial Medical & Environmental RB
               (Abbott Laboratories Project) - Series 1983A                     03/01/06    2.55          260,000    P-1      A1+
   5,470,000   Puerto Rico Industrial Medical & Environmental RB
               (Abbott Laboratories Project) - Series 1983A                     03/01/06    2.55        5,470,000    P-1      A1+
------------                                                                                         ------------
   6,730,000   Total Put Bonds                                                                          6,730,000
------------                                                                                         ------------

Tax Exempt Commercial Paper (12.73%)
------------------------------------------------------------------------------------------------------------------------------------
$  7,200,000   New Jersey & New York ABN AMRO Municipal
               TOPs Certificates Trust - Series 2002-33
               Insured by FSA                                                   02/02/06    2.92%    $  7,200,000   VMIG-1
   5,000,000   New Jersey EDA RB (Keystone 1992 Project)
               LOC BNP Paribas                                                  02/02/06    3.15        5,000,000   VMIG-1    A1+
   2,500,000   New Jersey EDA
               (Chambers Co-Generation Ltd Partnership) 1991 Project
               LOC Dexia Credit Local                                           02/07/06    3.20        2,500,000   VMIG-1    A1+
   4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993A
               LOC BNP Paribas                                                  03/06/06    3.05        4,000,000   VMIG-1    A1+
------------                                                                                         ------------
  18,700,000   Total Tax Exempt Commercial Paper                                                       18,700,000
------------                                                                                         ------------

Tax Exempt General Obligation Notes & Bonds (18.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,026,000   Hanover Township, NJ BAN (d)                                     07/14/06    2.72%    $  3,039,540
   3,000,000   Lacey Township, NJ BAN (d)                                       08/11/06    2.90        3,016,781
   3,802,150   Lacey Township, NJ BAN (d)                                       08/11/06    2.95        3,822,440
   2,247,000   Manville, NJ BAN (d)                                             06/27/06    2.80        2,255,305
   1,000,000   Monmounth County Improvement Authority, NJ
               Government Loan Rev Bonds - Series 2005 (d)
               Insured by AMBAC Assurance Corp.                                 12/01/06    3.22        1,006,309
   1,000,000   New Jersey State TRAN - Series 2006A                             06/23/06    2.75        1,004,751    MIG-1    SP-1+
   3,000,000   New Jersey State TRAN - Series 2006A                             06/23/06    2.77        3,014,029    MIG-1    SP-1+
   2,825,200   New Providence, NJ BAN (d)                                       07/28/06    2.85        2,840,517
   5,000,000   North Brunswick Township, NJ BAN                                 11/14/06    3.20        5,030,333    MIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,199,853   Norwood, NJ BAN (d)                                              10/06/06    3.05%    $  2,213,572
------------                                                                                         ------------
  27,100,203   Total Tax Exempt General Obligation Notes & Bonds                                       27,243,577
------------                                                                                         ------------

Tax Exempt Variable Rate Demand Instruments (e) (63.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,825,000   Berkeley County, SC (BP Amoco Company Project) - Series 2003     05/01/38    3.16%    $  1,825,000   VMIG-1    A1+
   5,555,000   Butler County IDA RB (Concordia Lutheran Ministries) - Series 2000B
               LOC Radian Asset Assurance, Inc.                                 08/01/30    3.06        5,555,000             A1+
   4,900,000   Camden County, NJ Improvement Authority RB
               (Parkview Redevelopment Housing Project) - Series 1996
               LOC General Electric Capital Corporation                         07/01/26    3.06        4,900,000             A1+
   2,100,000   Channahon, IL RB (Morris Hospital) - Series 2003B
               LOC US Bank, N.A.                                                12/01/32    3.06        2,100,000             A1+
   2,000,000   City of Pulaski and Giles County, TN IDRB
               (Martin Methodist College Project) - Series 2004
               LOC AmSouth Bank                                                 01/01/24    3.14        2,000,000   VMIG-1
   1,000,000   Connecticut State HFA
               (Housing Mortgage Finance Bonds) - Series 2001 A-3
               Insured by AMBAC Assurance Corp.                                 05/15/32    3.06        1,000,000   VMIG-1    A1+
   1,100,000   Warrick County, Indiana
               (Village Community Partners V - Springsview Apartments) - Series 2001
               LOC Federal Home Loan Bank of Indianapolis                       10/01/34    3.09        1,100,000             A1+
   1,000,000   King George County, VA IDA
               (Birchwood Power Partners Project) - Series 1995
               LOC Bank of Nova Scotia                                          11/01/25    3.20        1,000,000             A1+
   1,000,000   Miami-Dade County, FL IDA
               (Airborne Heavy Maintenance, Inc.) - Series 1998
               LOC JPMorgan Chase Bank, N.A.                                    08/01/18    3.08        1,000,000             A1+
   2,470,000   Morgan Stanley Floating Rate Trust, NJ
               (Mercer County Improvement Authority) - Series 2000-402          01/01/18    3.04        2,470,000   VMIG-1
   2,000,000   Nevada Housing Division MFHRB
               (Southwest Village Apartments) - Series 2005
               Guaranteed by Federal National Mortgage Association              10/15/38    3.05        2,000,000             A1+
   1,000,000   New Jersey EDA (United Water Project) - Series 1996C
               Insured by AMBAC Assurance Corp.                                 11/01/25    3.14        1,000,000   VMIG-1    A1+
   2,457,500   New Jersey EDA (United Water Project) - Series 1996A
               Insured by AMBAC Assurance Corp.                                 11/01/26    3.08        2,457,500   VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,940,000   New Jersey EDA EDRB
               (Mount Olive Industrial Realty Corp.) - Series 1998
               LOC Bank of New York                                             12/01/07    3.08%    $  3,940,000             A1+
   2,845,000   New Jersey EDA El Dorado Terminals
               (Dow Chemical Company) - Series 1999B
               LOC SunTrust Bank                                                12/01/21    3.05        2,845,000   VMIG-1
   1,060,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
               LOC Wachovia Bank, N.A.                                          12/01/08    3.14        1,060,000    P-1      A1+
     100,000   New Jersey EDA Manufacturing Facility RB - Series 1998
               (Commerce Center Project)
               LOC PNC Bank, N.A.                                               08/01/17    3.00          100,000             A1
   2,115,000   New Jersey EDA RB (Color Graphics Inc. Project)
               LOC Wachovia Bank, N.A.                                          12/01/17    3.09        2,115,000    P-1      A1+
   1,650,000   New Jersey EDA RB (Filtra Corporation Project) - Series 1995
               LOC Bank of America, N.A.                                        08/01/15    3.19        1,650,000    P-1      A1+
   1,800,000   New Jersey EDA RB
               (Lawrenceville School Project) - Series 1996B                    07/01/26    2.97        1,800,000   VMIG-1
   4,000,000   New Jersey EDA RB - Series 2005O (Putters - Series 1104)
               LOC JPMorgan Chase Bank, N.A.                                    03/01/13    3.06        4,000,000   VMIG-1
   1,985,000   New Jersey EDA RB (ROCs  II - R Trust) - Series 2087
               Insured by AMBAC Assurance Corp.                                 09/01/23    3.06        1,985,000             A1+
   1,000,000   New Jersey EDA Refunding RB
               (Union County Genlyte Project)
               LOC Bank of America, N.A.                                        10/15/09    3.05        1,000,000     P1
   3,700,000   New Jersey EDA Special Facility RB
               (Port Newark Container Terminal LLC Project - Series 2003
               LOC Citibank, N.A.                                               07/01/30    3.08        3,700,000             A1+
   4,000,000   New Jersey EDA Thermal Energy Facility RB
               (Thermal Energy Limited partnership I Project) - Series 1995
               LOC JPMorgan Chase Bank, N.A.                                    12/01/09    3.00        4,000,000   VMIG-1
   2,005,000   New Jersey Sports & Expo Authority Contract - Series 2000A
               (P - Floats - Series PA - 649R)
               Insured by MBIA Insurance Corp.                                  03/01/18    3.05        2,005,000             A1+
   2,250,000   New Jersey State EDA RB
               (Campus 130 Association)
               LOC Bank of New York, N.A.                                       12/01/11    3.08        2,250,000    P-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000   New Jersey State Educational Facilities Authority RB
               (Princeton University) - Series 2002B                            07/01/22    2.92%    $  3,500,000   VMIG-1    A1+
   6,000,000   New Jersey State HFA (Single Family Housing) - Series 2005O      10/01/26    3.07        6,000,000   VMIG-1    A1+
   1,100,000   New Jersey State GO
               Municipal Securities Trust Receipts - Series 1995CB1             02/15/11    3.05        1,100,000   VMIG-1
   4,000,000   New Jersey State Transportation Corporation - Series 2003A
               (P- Float Series  MT - 128)
               Insured by AMBAC Indemnity Corp.                                 06/08/06    2.75        4,000,000             A1+
   1,995,000   New Jersey Transportation Trust Fund Authority - Series 2005C
               (ROCs II - Trust Series 7516)
               Insured by MBIA Insurance Corp.                                  06/15/21    3.06        1,995,000   VMIG-1    A1+
   1,000,000   New York City, NY HDC (West 48th Street Dev.) - Series 2001A
               Guaranteed by FNMA                                               01/15/34    3.05        1,000,000             A1+
   1,985,000   Newark, NJ GO Bonds - Series 2003 (ROCS-II-R Trust Series - 4539)
               Insured by FSA                                                   07/15/18    3.06        1,985,000   VMIG-1
   5,295,000   Newark, NJ  Housing Authority - Series 2004
               (ROCS-II-R Trust Series - 2125)
               Insured by MBIA Insurance Corp.                                  01/01/17    3.06        5,295,000             A1+
   1,500,000   Pennsylvania EDFA (Delweld Industry Corp. Project) - Series 2005B1
               LOC PNC Bank, N.A.                                               08/01/16    3.12        1,500,000    P-1      A1+
   1,000,000   Port Authority of NY & NJ Consolidated Bonds - Series 141
               Insured by AMBAC Assurance Corp.                                 03/01/13    3.08        1,000,000             A1+
   1,000,000   University of Kansas Hospital Authority (KU Health System) - Series 2004
               LOC Harris Trust, N.A.                                           09/01/34    3.07        1,000,000             A1+
   2,000,000   Valdez, AK Marine Terminal RB
               (British Petroleum Pipelines Inc, Project) - Series 2003A        06/01/37    3.08        2,000,000   VMIG-1    A1+
   1,815,000   West Side Calhoun County, TX
               Navigation District Environmental Facilities RB
               (BP Chemicals Inc, Project)                                      10/01/30    3.16        1,815,000             A1+
------------                                                                                         ------------
  93,047,500   Total Tax Exempt Variable Rate Demand Instruments                                       93,047,500
------------                                                                                         ------------
               Total Investments (99.19%) (Cost $145,721,077+)                                        145,721,077
               Cash and other assets in excess of liabilities (0.81%)                                   1,183,507
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $146,904,584
                                                                                                     ============

              + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN    =   Bond Anticipation Note                      IDA    =   Industrial Development Authority
     EDA    =   Economic Development Authority              IDRB   =   Industrial Development Revenue Bond
     EDFA   =   Economic Development Finance Authority      LOC    =   Letter of Credit
     EDRB   =   Economic Development Revenue Bond           MFHRB  =   Multi Family Housing Revenue Bonds
     FNMA   =   Federal National Mortgage Association       PCFA   =   Pollution Control Finance Authority
     FSA    =   Financial Security Assurance                RB     =   Revenue Bond
     GO     =   General Obligation                          ROC    =   Reset Option Certificates
     HDC    =   Housing Development Corporation             TOP    =   Tender Option Puts
     HFA    =   Housing Finance Authority                   TRAN   =   Tax & Revenue Anticipation Note






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JANUARY 31, 2006

================================================================================

------------------------- ---------------------------- -------------------------------
         States                       Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Alaska                           $   2,000,000                       1.37%
Connecticut                          1,000,000                       0.69
Florida                              1,000,000                       0.69
Illinois                             2,100,000                       1.44
Indiana                              1,100,000                       0.75
Kansas                               1,000,000                       0.69
Louisiana                            1,000,000                       0.69
Nevada                               2,000,000                       1.37
New Jersey                         105,896,077                      72.67
New York                             9,200,000                       6.31
Pennsylvania                         7,055,000                       4.84
Puerto Rico                          5,730,000                       3.93
South Carolina                       1,825,000                       1.25
Tennessee                            2,000,000                       1.37
Texas                                1,815,000                       1.25
Virginia                             1,000,000                       0.69
------------------------- ---------------------------- -------------------------------
Total                            $ 145,721,077                     100.00%
------------------------- ---------------------------- -------------------------------



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1).............................      $   145,721,077
   Cash .............................................................................              393,399
   Accrued interest receivable.......................................................            1,011,405
   Prepaid expenses..................................................................               15,552
   Other receivables.................................................................                  553
                                                                                           ---------------
          Total assets...............................................................          147,141,986
                                                                                           ---------------


LIABILITIES:
   Payable to affiliates*............................................................               73,532
   Accrued expenses..................................................................               54,162
   Dividends payable.................................................................              109,708
                                                                                           ---------------
          Total liabilities..........................................................              237,402
                                                                                           ---------------
   Net assets........................................................................      $   146,904,584
                                                                                           ===============


SOURCE OF NET ASSETS:
   Net capital paid on shares of capital stock (Note 3)..............................      $   146,909,567
   Accumulated net realized loss.....................................................               (4,983)
                                                                                           ---------------
   Net assets........................................................................      $   146,904,584
                                                                                           ===============
   Net asset value, per share (Note 3):
     Class A shares, ($97,701,640 applicable to 97,715,623 shares outstanding).......             $   1.00
                                                                                                  ========
     Class B shares, ($22,483,865 applicable to 22,487,083 shares outstanding).......             $   1.00
                                                                                                  ========
     JPMorgan shares, ($26,719,079 applicable to 26,722,902 shares outstanding)......             $   1.00
                                                                                                  ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2006

================================================================================

INVESTMENT INCOME

Income:
    Interest..............................................................................  $     3,761,112
                                                                                            ---------------
Expenses: (Note 2)
    Investment management fee.............................................................          455,987
    Administration fee....................................................................          319,191
    Shareholder servicing fee (Class A shares)............................................          215,236
    Shareholder servicing fee (JPMorgan Select shares)....................................           56,387
    Custodian expenses....................................................................            9,677
    Shareholder servicing and related shareholder expenses+...............................          102,803
    Legal, compliance and filing fees.....................................................           97,356
    Audit and accounting..................................................................          122,665
    Directors' fees and expenses..........................................................           15,039
    Other.................................................................................           11,092
                                                                                            ---------------
         Total expenses...................................................................        1,405,433
         Less:  Expenses paid indirectly (Note 2).........................................           (1,451)
                                                                                            ---------------
         Net expenses.....................................................................        1,403,982
                                                                                            ---------------
Net investment income.....................................................................        2,357,130

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized (loss) on investments........................................................           (3,659)
                                                                                            ---------------
Increase in net assets from operations....................................................  $     2,353,471
                                                                                            ===============

+ Includes class specific transfer agency expenses of $53,808, $14,096 and $8,092 for Class A, JP Morgan Select shares and Class B, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2006 AND 2005

================================================================================

                                                                                2006                      2005
                                                                                ----                      ----

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................        $   2,357,130             $      570,915
    Net realized (loss) on investments............................               (3,659)                    (1,240)
                                                                          -------------             --------------
    Increase in net assets from operations........................            2,353,471                    569,675
Dividends to shareholders from net investment income*:
    Class A shares................................................           (1,659,350)                  (347,369)
    Class B shares................................................             (281,936)                   (97,338)
    JPMorgan Select shares........................................             (415,844)                  (126,208)
                                                                          -------------             --------------
    Total dividends to shareholders...............................           (2,357,130)                  (570,915)
Capital share transactions (Note 3):
    Class A shares................................................           (9,499,636)                11,200,375
    Class B shares................................................            7,230,659                  3,339,652
    JPMorgan Select shares........................................          (10,371,785)                (3,265,679)
                                                                          -------------             --------------
    Total capital share transactions..............................          (12,640,762)                11,274,348
                                                                          -------------             --------------
Total increase (decrease)..........................................         (12,644,421)                11,273,108
Net assets:
    Beginning of year.............................................          159,549,005                148,275,897
                                                                          -------------             --------------
    End of year...................................................        $ 146,904,584             $  159,549,005
                                                                          =============             ==============
    Undistributed net investment income...........................        $         -0-             $          -0-
                                                                          =============             ==============

* Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $76,035 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B, and JPMorgan Select shares of the Fund. For the year ended January 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the shares of the Fund.

For the year ended January 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian Expenses......................................      $ 1,244
Shareholder servicing and related shareholder expenses..          207
                                                              -------
       Total............................................      $ 1,451
                                                              =======









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Capital Stock

At January 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                               Year                     Year
                                                               Ended                    Ended
Class A shares                                            January 31, 2006        January 31, 2005
--------------                                            ----------------        ----------------
Sold........................................                337,752,317              435,164,812
Issued on reinvestment of dividends.........                  1,180,086                  226,496
Redeemed....................................               (348,432,039)            (424,190,933)
                                                          -------------            -------------
Net increase (decrease).....................                 (9,499,636)              11,200,375
                                                          =============            =============

Class B shares
--------------
Sold........................................                 69,992,456               88,805,329
Issued on reinvestment of dividends.........                    271,782                   93,325
Redeemed....................................                (63,033,579)             (85,559,002)
                                                          -------------            -------------
Net increase (decrease).....................                  7,230,659                3,339,652
                                                          =============            =============

JPMorgan Select shares
----------------------
Sold........................................                 92,017,098               54,295,881
Issued on reinvestment of dividends.........                    406,335                  115,074
Redeemed....................................               (102,795,218)             (57,676,634)
                                                          -------------            -------------
Net increase (decrease).....................                (10,371,785)              (3,265,679)
                                                          =============            =============

4. Tax Information

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 was tax-exempt income.

At January 31, 2006, the Fund had for Federal income tax purposes, capital losses of $4,983, which may be carried forward to offset future capital gains of which $84 will expire on January 31, 2008, $1,240 will expire on January 31, 2013 and $3,659 will expire on January 31, 2014.

At January 31, 2006, the Fund had no distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights

                                                              Year
                                                             Ended                       Three Months    Year
Class A shares                                             January 31,                      Ended        Ended
--------------                             --------------------------------------------   January 31,  October 31,
                                             2006        2005        2004        2003        2002        2001
                                           --------    --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           --------    --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.............         0.015       0.003       0.001       0.005       0.002       0.022
  Net realized and unrealized gain (loss)
     on investments.................          --          --          --          --          --          --
                                           --------    --------    --------    --------    --------    --------
Total from investment operations....         0.015       0.003       0.001       0.005       0.002       0.022
                                           --------    --------    --------    --------    --------    --------
Less distributions from:
  Dividends from net investment income      (0.015)     (0.003)     (0.001)     (0.005)     (0.002)     (0.022)
  Net realized gains on investments.        ( --  )     ( --  )     ( --  )     ( --  )     ( --  )     ( --  )
                                           --------    --------    --------    --------    --------    --------
Total distributions.................        (0.015)     (0.003)     (0.001)     (0.005)     (0.002)     (0.022)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period......       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           ========    ========    ========    ========    ========    ========
Total Return........................         1.55%       0.34%       0.14%       0.53%       0.21%(a)    2.21%
Ratios/Supplemental Data
Net assets, end of period (000's)...       $ 97,702    $107,203    $ 96,004    $132,287    $106,056    $121,956
Ratios to average net assets:
  Expenses (net of fees waived)(b)..         0.94%       0.93%       0.90%       0.89%       0.87%(c)    0.88%
  Net investment income.............         1.53%       0.34%       0.14%       0.53%       0.82%(c)    2.13%
  Shareholder servicing fees waived.          --         0.00%       0.02%        --          --          --
  Expenses paid indirectly .........         0.00%       0.00%       0.00%       0.00%       0.00%(c)    0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)

                                                              Year
                                                             Ended                       Three Months    Year
Class B shares                                             January 31,                      Ended        Ended
--------------                             --------------------------------------------   January 31,  October 31,
                                             2006        2005        2004        2003        2002        2001
                                           --------    --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           --------    --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.............         0.017       0.005       0.003       0.007       0.003       0.024
  Net realized and unrealized gain (loss)
     on investments.................          --          --          --          --          --          --
                                           --------    --------    --------    --------    --------    --------
Total from investment operations....         0.017       0.005       0.003       0.007       0.003       0.024
                                           --------    --------    --------    --------    --------    --------
Less distributions from:
  Dividends from net investment income      (0.017)     (0.005)     (0.003)     (0.007)     (0.003)     (0.022)
  Net realized gains on investments.        ( --  )     ( --  )     ( --  )     ( --  )     ( --  )     ( --  )
                                           --------    --------    --------    --------    --------    --------
Total distributions.................        (0.017)     (0.005)     (0.003)     (0.007)     (0.003)     (0.024)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period......       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           ========    ========    ========    ========    ========    ========
Total Return........................         1.76%       0.54%       0.32%       0.73%       0.26%(a)    2.44%
Ratios/Supplemental Data
Net assets, end of period (000's)...       $ 22,484    $ 15,255    $ 11,916    $ 10,124    $ 12,920    $ 16,019
Ratios to average net assets:
  Expenses (net of fees waived)(b)..         0.74%       0.74%       0.73%       0.69%       0.65%(c)    0.66%
  Net investment income.............         1.74%       0.60%       0.32%       0.73%       1.05%(c)    2.41%
  Expenses paid indirectly .........         0.00%       0.00%       0.00%       0.00%       0.00%(c)    0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)

                                                             Year
                                                             Ended                       Three Months    Year
JPMorgan Select shares                                     January 31,                      Ended        Ended
----------------------                     --------------------------------------------   January 31,  October 31,
                                             2006        2005        2004        2003        2002        2001
                                           --------    --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           --------    --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.............         0.015       0.003       0.001       0.005       0.002       0.022
  Net realized and unrealized gain (loss)
     on investments.................          --          --          --          --          --          --
                                           --------    --------    --------    --------    --------    --------
Total from investment operations....         0.015       0.003       0.001       0.005       0.002       0.022
                                           --------    --------    --------    --------    --------    --------
Less distributions from:
  Dividends from net investment income      (0.015)     (0.003)     (0.001)     (0.005)     (0.002)     (0.022)
  Net realized gains on investments.        ( --  )     ( --  )     ( --  )     ( --  )     ( --  )     ( --  )
                                           --------    --------    --------    --------    --------    --------
Total distributions.................        (0.015)     (0.003)     (0.001)     (0.005)     (0.002)     (0.022)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period......       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                           ========    ========    ========    ========    ========    ========
Total Return........................        1.55%        0.34%       0.14%       0.53%       0.21%(a)    2.21%
Ratios/Supplemental Data
Net assets, end of period (000's)...       $ 26,719    $ 37,091    $ 40,356    $ 52,278    $ 72,688    $ 63,248
Ratios to average net assets:
    Expenses (net of fees waived)(b)        0.94%        0.93%       0.90%       0.89%       0.87%(c)    0.88%
    Net investment income...........        1.53%        0.34%       0.14%       0.53%       0.82%(c)    2.13%
    Shareholder servicing fees waived        --          0.00%       0.02%        --          --          --
    Expenses paid indirectly .......        0.00%        0.00%       0.00%       0.00%       0.00%(c)    0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 17, 2006










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,    Director      Since 2006     Certified Public Accountant and          Director/Trustee of    Trustee of the
Age 56                                                Partner of Hays & Company LLP since      twelve portfolios      Empire Builder
                                                      1980.                                                           Tax Free Bond
                                                                                                                      Fund
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Dr. W. Giles Mellon,     Director      Since 1987     Professor Emeritus of Business           Director/Trustee of         N/A
Age 74                                                Administration in the Graduate School    eleven portfolios
                                                      of Management, Rutgers University with
                                                      which he has been associated with
                                                      since 1966.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Robert Straniere,        Director      Since 1987     Owner, Straniere Law Firm since 1980,    Director/Trustee of      WPG Funds
Esq., Age 64                                          NYS Assemblyman from 1981 to 2004 and    eleven portfolios          Group
                                                      counsel at Fisher, Fisher & Berger
                                                      since 1995.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Dr. Yung Wong,           Director      Since 1987     Managing Director of Abacus Associates,  Director/Trustee of         N/A
Age 67                                                an investment firm, since 1996.          eleven portfolios
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers
------------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,         President      Since 1994     Manager and President of Reich &         Director/Trustee           None
Age 52                     and                        Tang Asset Management, LLC ("RTAM,       and/or Officer of
                        Director(4)                   LLC"), a registered Investment           sixteen portfolios
                                                      Advisor and President of the Mutual
                                                      Funds Division of RTAM, LLC.
                                                      Associated with RTAM,LLC since 1994.
                                                      Mr. Duff is also President and
                                                      Director/Trustee of eight other funds
                                                      in the Reich & Tang Fund Complex,
                                                      Director of Pax World Money Market
                                                      Fund, Inc., Principal Executive
                                                      Officer of Delafield Fund, Inc. and
                                                      President and Chief Executive Officer
                                                      of Tax Exempt Proceeds Fund, Inc. Mr.
                                                      Duff also serves as a Director of
                                                      Reich & Tang Services, Inc. and Reich
                                                      & Tang Distributors, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Richard De Sanctis,        Vice        Since 2005     Executive Vice President and CFO of              N/A                 N/A
Age 49                  President                     RTAM LLC. Associated with RTAM, LLC
                                                      since 1990.  Mr. De Sanctis is Vice
                                                      President of ten other funds in the
                                                      Reich & Tang Fund Complex, Vice
                                                      President and Assistant Secretary of
                                                      Cortland Trust, Inc. and serves as
                                                      Executive Vice President and Chief
                                                      Financial Officer of Reich & Tang
                                                      Services, Inc. and Reich & Tang
                                                      Distributors, Inc.  Prior to December
                                                      2004, Mr. De Sanctis was Treasurer
                                                      and Assistant Secretary of eleven
                                                      funds in the Reich & Tang Fund
                                                      Complex and Vice President, Treasurer
                                                      and Assistant Secretary of Cortland
                                                      Trust, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Molly Flewharty,           Vice        Since 1987     Senior Vice President of RTAM, LLC.              N/A                 N/A
Age 54                  President                     Associated with RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Ms. Flewharty also
                                                      serves as Senior Vice President of
                                                      Reich & Tang Distributors, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued)
------------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,          Chief        Since 2004     Senior Vice President, Compliance                N/A                 N/A
Age 41                  Compliance                    Officer and Assistant Secretary of
                         Officer                      RTAM, LLC. Associated with RTAM, LLC
                                       Since 2001     since 1986. Ms. Holtzer is also Chief
                        Secretary                     Compliance Officer, Secretary and
                                       Since 1998     Assistant Treasurer of eleven other
                        Assistant                     funds in the Reich & Tang Complex. Ms.
                        Treasurer                     Holtzer also serves as Senior Vice
                                                      President, Assistant Secretary &
                                                      Compliance Officer of Reich & Tang
                                                      Distributors, Inc. and Senior Vice
                                                      President, Assistant Secretary & Chief
                                                      Compliance Officer of Reich & Tang
                                                      Services, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Michael Lydon,            Vice         Since 2005     Executive Vice President and Chief               N/A                 N/A
Age 42                  President                     Operations Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC since
                                                      January 2005. Mr. Lydon was Vice
                                                      President at Automatic Data Processing
                                                      from July 2000 to December 2004. Prior
                                                      to July 2000, Mr. Lydon was Executive
                                                      Vice President and Chief Information
                                                      Officer of RTAM, LLC.  Mr. Lydon is
                                                      also Vice President of eleven other
                                                      funds in the Reich & Tang Fund
                                                      Complex.  Mr. Lydon also serves as
                                                      Executive Vice President and Chief
                                                      Operations Officer for Reich & Tang
                                                      Distributors, Inc. and Reich & Tang
                                                      Services, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued)
------------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,          Vice         Since 1987     Executive Vice President of RTAM, LLC            N/A                 N/A
Age 49                  President                     LLC. Associated with RTAM, LLC since
                                                      since 1980.  Ms. Messina is also Vice
                                                      President of eight other funds in the
                                                      Reich & Tang Fund Complex. Ms. Messina
                                                      also serves as Executive Vice
                                                      President of Reich & Tang Distributors,
                                                      Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Anthony Pace,           Treasurer      Since 2004     Vice President of RTAM, LLC since                N/A                 N/A
Age 40                    and                         September 2004. Mr. Pace was a
                        Assistant                     Director of a Client Service Group at
                        Secretary                     GlobeOp Financial Services, Inc. from
                                                      May 2002 to August 2004 and Controller/
                                                      Controller/Director of Mutual Fund
                                                      Administration for Smith Barney Funds
                                                      Management LLC and Salomon Brothers
                                                      Asset Management Inc. from 1998 to May
                                                      2002. Mr. Pace is also Treasurer and
                                                      Assistant Secretary of eleven other
                                                      funds in the Reich & Tang Fund Complex.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------

(1) The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors/ officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


New Jersey Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, NY 10020

Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York, 10020

Custodian
   The Bank of New York
   101 Barclay Street, 13th Floor
   New York, New York 10286

Transfer Agent & Dividend
 Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020




NJ1/06A

NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.

                                    Annual Report
                                   January 31, 2006

ITEM 2:  CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2006                  FYE 1/31/2005
4(a)     Audit Fees                 $26,800                        $23,400
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 3,465                        $ 3,320
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006. $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*       /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: April 5, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: April 5, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: April 5, 2006

* Print the name and title of each signing officer under his or her signature.